Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Restricted Cash [Abstract]
Disclosure Of Cash and restricted cash [Table Text Block]
	At December 31
	2023	2022
Cash	$7,313	$10,309
Restricted cash	144	144
	$7,457	$10,453